Schedule of Investments (unaudited) June 30, 2019	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Cochlear Ltd.	25,487	$3,699,437
CSL Ltd.	198,151	29,896,278
Ramsay Health Care Ltd.	57,108	2,895,057
Sonic Healthcare Ltd.	199,908	3,801,735

		40,292,507

Belgium — 0.2%
UCB SA	56,986	4,732,193

Canada — 0.3%
Bausch Health Companies Inc.(a)	135,450	3,424,732
Canopy Growth Corp.(a)(b)	95,376	3,858,832

		7,283,564

Denmark — 2.2%
Coloplast A/S, Class B	51,396	5,817,142
Genmab A/S(a)	27,589	5,080,855
Novo Nordisk A/S, Class B	753,088	38,435,755

		49,333,752

France — 2.0%
Sanofi	503,229	43,502,305

Germany — 2.5%
Bayer AG, Registered	407,713	28,294,669
Fresenius Medical Care AG & Co. KGaA	93,381	7,341,874
Fresenius SE & Co. KGaA	179,343	9,737,967
Merck KGaA	57,682	6,040,695
QIAGEN NV(a)	100,662	4,091,285

		55,506,490

Japan — 5.2%
Astellas Pharma Inc.	830,375	11,830,570
Chugai Pharmaceutical Co. Ltd.	93,200	6,089,920
Daiichi Sankyo Co. Ltd.	266,700	13,948,900
Eisai Co. Ltd.	129,900	7,343,799
Hoya Corp.	166,800	12,778,608
Olympus Corp.	573,600	6,367,418
Ono Pharmaceutical Co. Ltd.	222,700	3,993,469
Otsuka Holdings Co. Ltd.	244,800	7,988,832
Shionogi & Co. Ltd.	125,200	7,215,211
Sysmex Corp.	68,400	4,461,173
Takeda Pharmaceutical Co. Ltd.	669,092	23,741,774
Terumo Corp.	294,700	8,780,277

		114,539,951

Netherlands — 0.8%
Koninklijke Philips NV	404,264	17,579,458

South Korea — 0.4%
Celltrion Inc.(a)	45,246	8,052,702

Spain — 0.2%
Grifols SA	129,461	3,833,186

Switzerland — 10.4%
Alcon Inc.(a)	215,567	13,327,568
Lonza Group AG, Registered	32,996	11,147,571
Novartis AG, Registered	1,120,100	102,474,790
Roche Holding AG, NVS	308,523	86,908,556
Roche Holding AG Bearer	10,944	3,071,055
Sonova Holding AG, Registered	22,930	5,216,281
Straumann Holding AG, Registered	4,738	4,185,962

Security	Shares	Value

Switzerland (continued)
Vifor Pharma AG	19,830	$2,868,740

		229,200,523

United Kingdom — 4.5%
AstraZeneca PLC	574,613	47,081,743
GlaxoSmithKline PLC	2,168,081	43,503,394
Smith & Nephew PLC	389,832	8,459,174

		99,044,311

United States — 69.1%
Abbott Laboratories	774,088	65,100,801
AbbVie Inc.	649,934	47,263,200
ABIOMED Inc.(a)	19,849	5,170,466
Agilent Technologies Inc.	138,821	10,365,764
Alexion Pharmaceuticals Inc.(a)	97,721	12,799,497
Align Technology Inc.(a)	32,031	8,766,885
Allergan PLC	135,409	22,671,529
AmerisourceBergen Corp.	69,251	5,904,340
Amgen Inc.	268,087	49,403,072
Anthem Inc.	113,128	31,925,853
Baxter International Inc.	209,749	17,178,443
Becton Dickinson and Co.	117,854	29,700,387
Biogen Inc.(a)	85,180	19,921,047
Boston Scientific Corp.(a)	611,250	26,271,525
Bristol-Myers Squibb Co.	716,352	32,486,563
Cardinal Health Inc.	131,656	6,200,998
Celgene Corp.(a)	310,683	28,719,537
Centene Corp.(a)	182,786	9,585,298
Cerner Corp.	143,200	10,496,560
Cigna Corp.(a)	166,596	26,247,200
Cooper Companies Inc. (The)	21,335	7,187,548
CVS Health Corp.	568,288	30,966,013
Danaher Corp.	275,914	39,433,629
DaVita Inc.(a)	56,803	3,195,737
DENTSPLY SIRONA Inc.	101,399	5,917,646
Edwards Lifesciences Corp.(a)	91,380	16,881,541
Eli Lilly & Co.	379,098	42,000,267
Gilead Sciences Inc.	560,367	37,858,394
HCA Healthcare Inc.	117,595	15,895,316
Henry Schein Inc.(a)(b)	64,574	4,513,723
Hologic Inc.(a)	118,798	5,704,680
Humana Inc.	59,090	15,676,577
IDEXX Laboratories Inc.(a)	38,114	10,493,928
Illumina Inc.(a)	64,594	23,780,281
Incyte Corp.(a)	76,858	6,529,856
Intuitive Surgical Inc.(a)	50,706	26,597,832
IQVIA Holdings Inc.(a)	69,246	11,141,681
Johnson & Johnson	1,166,094	162,413,572
Laboratory Corp. of America Holdings(a)	43,671	7,550,716
McKesson Corp.	83,125	11,171,169
Medtronic PLC	589,016	57,364,268
Merck & Co. Inc.	1,130,757	94,813,974
Mettler-Toledo International Inc.(a)(b)	11,008	9,246,720
Mylan NV(a)	225,138	4,286,628
Nektar Therapeutics(a)	74,642	2,655,762
PerkinElmer Inc.	48,137	4,637,519
Perrigo Co. PLC	55,696	2,652,244
Pfizer Inc.	2,437,420	105,589,034
Quest Diagnostics Inc.	59,498	6,057,491
Regeneron Pharmaceuticals Inc.(a)	34,332	10,745,916
ResMed Inc.	62,271	7,598,930

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Stryker Corp.	136,166	$27,993,006
Teleflex Inc.(b)	20,045	6,637,902
Thermo Fisher Scientific Inc.	175,737	51,610,442
UnitedHealth Group Inc.	417,294	101,823,909
Universal Health Services Inc., Class B	36,344	4,738,894
Varian Medical Systems Inc.(a)	39,972	5,441,388
Vertex Pharmaceuticals Inc.(a)	112,575	20,644,003
Waters Corp.(a)	30,537	6,572,784
WellCare Health Plans Inc.(a)	22,122	6,306,319
Zimmer Biomet Holdings Inc.	90,621	10,669,717
Zoetis Inc.	210,711	23,913,591

		1,523,089,512

Total Common Stocks — 99.6% (Cost: $1,900,956,114)		2,195,990,454

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	14,142,072	14,149,143

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	3,884,090	$3,884,090

		18,033,233

Total Short-Term Investments — 0.8% (Cost: $18,030,405)		18,033,233

Total Investments in Securities — 100.4% (Cost: $1,918,986,519)		2,214,023,687

Other Assets, Less Liabilities — (0.4)%		(8,786,765)

Net Assets — 100.0%		$2,205,236,922

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	14,142,072	14,142,072	$14,149,143	$50,792	(a)	$1,510	$2,828
BlackRock Cash Funds: Treasury, SL Agency Shares	2,712,643	1,171,447	3,884,090	3,884,090	17,179		—	—

				$18,033,233	$67,971		$1,510	$2,828

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,195,990,454	$—	$—	$2,195,990,454
Money Market Funds	18,033,233	—	—	18,033,233

	$2,214,023,687	$—	$—	$2,214,023,687

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2